UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4175

DREYFUS CASH MANAGEMENT
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	4/30/05

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FORM N-Q
Item 1.	Schedule of Investments.

Dreyfus Cash Management
Statement of Investments
4/30/2005 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit - 48.0%	Amount ($)	Value ($)

American Express Bank, FSB
2.82%, 5/6/2005	100,000,000	100,000,000
Banco Bilbao Vizcaya Argentaria S.A. (London)
3.01%, 6/24/2005	200,000,000	200,002,977
Banco Bilbao Vizcaya Argentaria S.A. (Yankee)
2.86% - 2.87%, 5/17/2005 - 6/6/2005	200,000,000	200,000,496
Banco Monte Dei Paschi (London)
2.87%, 5/17/2005	300,000,000	300,000,000
Barclays Bank PLC (Yankee)
2.80% - 3.00%, 5/2/2005 - 6/30/2005	600,000,000	600,003,101
Credit Suisse (Yankee)
2.80%, 5/2/2005	500,000,000	500,000,000
Depfa Bank PLC (Yankee)
2.88% - 3.01%, 6/3/2005 - 6/22/2005	400,000,000	400,000,000
Dexia Credit Locale (Yankee)
2.80%, 5/4/2005	100,000,000	100,000,083
First Tennassee Bank N.A.
2.88% - 3.03%, 5/13/2005 - 7/5/2005	590,000,000	590,000,000
Fortis Bank (Yankee)
2.87%, 5/13/2005	100,000,000	100,000,000
HBOS Treasury Services PLC
2.87%, 5/17/2005	400,000,000	400,000,000
KBC Bank N.V.
2.83%, 5/10/2005	195,000,000	195,000,000
Natexis Banques Populares (Yankee)
2.80% - 2.85%, 5/3/2005 - 5/17/2005	525,000,000	524,999,903
Svenska Handelsbanken (Yankee)
2.80% - 2.81%, 5/3/2005 - 5/5/2005	475,000,000	475,000,000
UniCredito Italiano SpA (London)
2.87%, 6/3/2005	450,000,000	450,000,000
Washington Mutual Bank F.A.
3.01% - 3.02%, 6/21/2005-6/27/2005	175,000,000	175,000,000
Wells Fargo Bank N.A.
2.80%, 5/5/2005	232,000,000	232,000,000
Total Negotiable Bank Certificates of Deposit
(cost $5,542,006,560)		5,542,006,560

Commercial Paper - 39.9%

Abbey National North America LLC
2.81% - 2.82%, 5/5/2005 - 5/6/2005	550,000,000	549,797,223
Amsterdam Funding Corp.
2.87%, 5/13/2005	270,000,000 a	269,742,601
Bank of America Corp.
2.92%, 6/8/2005	500,000,000	498,469,445
CC (USA) Inc.
2.74%, 5/13/2005 - 5/16/2005	319,000,000 a	318,686,974
Credit Suisse First Boston (USA) Inc.
2.81%, 5/4/2005	75,000,000	74,982,500
Dresdner U.S. Finance Inc.
2.82%, 5/5/2005	525,000,000	524,836,083

FCAR Owner Trust Series One
2.87%, 6/2/2005	110,000,000	109,721,333
FCAR Owner Trust Series Two
2.74%, 5/12/2005	102,000,000	101,915,227
General Electric Capital Corp.
2.73%, 5/12/2005	500,000,000	499,585,208
HBOS Treasury Services PLC
2.87%, 6/3/2005	80,000,000	79,791,000
Lexington Parker Capital Co.LLC
2.74%, 5/10/2005	15,170,000 a	15,159,684
Long Lane Master Trust
2.84%, 5/9/2005	60,154,000 a	60,116,170
Mane Funding Corp.
2.82%, 5/5/2005	50,022,000 a	50,006,382
Morgan Stanley & Co.
2.85%, 5/16/2005	25,000,000	24,970,417
Norddeutsche Landesbank Luxembourg S.A.
3.03%, 7/5/2005	100,000,000	99,456,528
Northern Rock PLC
3.02%, 6/23/2005	100,000,000	99,558,333
Picaros Funding LLC
2.82%, 5/5/2005	210,865,000 a	210,799,163
Prefco
2.82%, 5/5/2005	111,295,000 a	111,225,255
Sigma Finance Inc.
3.03%, 6/29/2005	100,000,000 a	99,506,694
Skandinaviska Enskilda Banken AB
2.73% - 3.03%, 5/10/2005 - 7/5/2005	199,000,000	198,222,953
Solitaire Funding LLC
2.81% - 2.87%, 5/4/2005 - 5/13/2005	130,314,000 a	130,211,418
Stadshypotek Delaware Inc.
2.80%, 5/2/2005	100,000,000 a	99,992,236
Three Pillars Funding LLC
2.80%, 5/2/2005	218,611,000 a	218,594,027
UBS Finance Delaware LLC
2.94%, 5/2/2005	100,000,000	99,991,833
Westpac Bankng Corp.
2.82%, 5/5/2005	70,000,000	69,800,500
Total Commercial Paper
(cost $4,615,139,187)		4,615,139,187

Corporate Notes - 5.4%

Fifth Third Bancorp
2.98%, 11/23/2005	200,000,000 b	200,000,000
Morgan Stanley & Co.
2.86%, 2/3/2006	250,000,000 b	250,000,000
Sigma Finance Inc.
2.83%, 10/17/2005	170,000,000 b	169,976,515
Total Corporate Notes
(cost $619,976,515)		619,976,515

U.S. Government Agencies - 4.6%

Federal Home Loan Banks, Dicount Notes
2.80%, 5/2/2005	50,000,000	49,996,111
Federal Home Loan Banks, Floating Rate Notes
2.81%, 7/15/2005 - 4/11/2006	485,000,000 b	484,848,584
Total U.S. Government Agencies
(cost $534,844,695)		534,844,695

Time Deposits - 3.3%

KBC Bank N.V. (Grand Cayman)
3.00%, 5/2/2005	100,000,000	100,000,000
State Street Bank & Trust Co. (Grand Cayman)
2.94%, 5/2/2005	278,000,000	278,000,000
Total Time Deposits
(cost $378,000,000)		378,000,000

Total Investments (cost $11,689,966,957)	101.2%	11,689,966,957
Liabilities, Less Cash and Receivables	(1.2%)	(136,406,153)
Net Assets	100.0%	11,553,560,804

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005,
these securities amounted to $1,584,040,604 representing 13.7%	of net assets.
b Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CASH MANAGEMENT
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 17, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 17, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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